Financial Instruments - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Liabilities [Abstract]
Gains or losses recognized	$ 0	$ 0	$ 0